       JUNE 30, 1998
-------------------------------------------------------------------------------

                                   PHOENIX
                                         FUNDS




-------------------------------------------------------------------------------
                               SEMIANNUAL REPORT


                                                      PHOENIX STRATEGIC
                                                      ALLOCATION FUND, INC.









[LOGO]PHOENIX
      INVESTMENT PARTNERS

                Mutual Funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

                              PRESIDENT'S MESSAGE
------------------------------------------------------

Dear Strategic Allocation Fund Shareholder:

   At Phoenix Investment Partners (formerly Phoenix Duff & Phelps), we are creating a new kind of investment company, one that strengthens and supports the independent, distinct investment processes of each of our partners.

   Over the past year, we have added some of the industry's most experienced and talented money management teams to provide you with a wider array of high quality investment products. Through Phoenix Investment Partners, you have access to seven distinct, independent money managers across the U.S. and around the world:

OUR PARTNERS                            THEIR DISTINCTIVE STYLES     THEIR LOCATIONS
---------------------------------------------------------------------------------------
Aberdeen Fund Managers, Inc.            International equity         Scotland,
                                                                     Singapore,
                                                                     London, and
                                                                     Ft. Lauderdale, FL
Duff & Phelps Investment Management     Core equity                  Chicago, IL and
Co.                                                                  Cleveland, OH
Phoenix Investment Counsel, Inc.        Classic value                Sarasota, FL
                                        Quantitative value           Scotts Valley, CA
                                        Large-cap growth equity      Hartford, CT
                                        Multi-sector fixed income    Hartford, CT
Roger Engemann & Associates, Inc.       Classic growth equity        Pasadena, CA
Seneca Capital Management LLC           Earnings-driven growth       San Francisco, CA
                                        equity
                                        Value-driven fixed income

   Experience has shown that investment professionals perform best when they remain focused, disciplined, and distanced from activities that distract them from managing your investments. At Phoenix Investment Partners, we have enabled our money managers to do just that--manage your money.

   To learn more about our partners and their distinctive investment styles, contact your financial advisor or call the Phoenix Investment Partners National Sales Desk at 1-800-243-4361.

Sincerely,

           [LOGO]

For more information on the other Phoenix mutual funds, including charges and expenses, please obtain a current prospectus from your financial advisor or call the Phoenix Investment Partners National Sales Desk at 1-800-243-4361. Please read it carefully before you invest or send money.

PHOENIX STRATEGIC ALLOCATION FUND, INC.
---------------------------------------------------------

INVESTOR PROFILE
  Phoenix Strategic Allocation Fund is appropriate for investors seeking capital appreciation with less volatility than an all-equity fund.

INVESTMENT ADVISER'S REVIEW
  For the six-month reporting cycle ended June 30, 1998, Class A shares returned 9.97% and Class B shares earned 9.62%. During the same period, the average return of a peer group of 211 flexible portfolio funds was 10.13% according to Lipper Analytical Services, Inc. The return for the S&P 500 Index was 17.75%.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  The U.S. stock market continued to reward equity investors handsomely over the last six months, with the S&P 500 Index posting another double-digit gain. Technology, health-care, and consumer cyclical stocks led the market during this latest reporting period, while the energy and transportation sectors brought up the rear. The divergence between large- and small-cap performance continued to widen as investors craved the earnings stability and liquidity of blue-chip companies. As measured by the Russell 2000 Index,** small-company stocks returned a relatively disappointing 4.9% over this semiannual reporting cycle.

  Aided by a strong U.S. equity market, the Phoenix Strategic Allocation Fund posted a gain over the latest fiscal reporting period. Positive contributors to performance included the Fund's overweighted position in the health-care sector as well as strong stock selection in capital goods, consumer staples and communication services. Individual stocks that produced exceptional gains included such names as PFIZER, AIRTOUCH COMMUNICATIONS, CISCO SYSTEMS, BMC SOFTWARE, STAPLES and TYCO INTERNATIONAL. On the other side of the equation, negative contributors over the last six months included the portfolio's exposure to the poorly performing energy group and weakness in some of our technology holdings.

  The fixed-income portion of the Strategic Allocation Fund benefited from the trend of falling interest rates. Performance was also helped by our high-quality government securities.

OUTLOOK
  Moving into the second half of 1998, we have not made any dramatic revisions to our outlook for the U.S. economy and its financial markets. Although recent economic data has been rather robust, we believe that growth will slow later this year as the impact of the "Asian flu" begins to take hold in the United States. In fact, corporate earnings growth has already begun decelerating and we expect this trend may continue for the remainder of 1998. While we are not forecasting the end to this long bull market or the start of the next recession, we would not be surprised to see the stock market take a well-deserved rest over the near term.

  With regard to stock selection, we remain strongly biased toward large-cap growth companies that have limited Asian exposure and whose earnings are less economically sensitive. The Portfolio is currently overweighted (versus the S&P 500 Index) in such traditional growth sectors as health-care and technology, and to a lesser degree, communication services. Because of the present speculative M&A environment in the financial services arena, we believe that some of this group has become overbought and have elected to selectively take profits in this sector. Given their value and/or cyclical orientation, the Fund also has little or no exposure to basic materials, transportation and utilities.

  The bond market is likely to remain volatile as the market continues to question whether the economy and low unemployment will ultimately lead to higher inflation or whether the effects of the Asian turmoil will result in slower domestic growth, which could keep inflation in check.

  As of June 30, 1998, the Phoenix Strategic Allocation Fund's asset allocation was 71% equities, 24% fixed-income and 5% cash equivalents.

 *The S&P 500 Index is an unmanaged, commonly used measure of common stock total return performance. The Index is not available for direct investment.

**The Russell 2000 Index is an unmanaged, commonly used measure of small company total return performance. The Index is not available for direct investment.

Phoenix Strategic Allocation Fund, Inc.
------------------------------------------------------

                          INVESTMENTS AT JUNE 30, 1998
                                  (UNAUDITED)

                                                    STANDARD   PAR
                                                    & POOR'S  VALUE
                                                     RATING   (000)      VALUE
                                                    --------  ------  ------------
U.S. GOVERNMENT SECURITIES--7.7%
U.S. TREASURY BONDS--0.3%
  U.S. Treasury Bonds 6.125%, 11/15/27............  AAA       $1,000  $  1,071,510
                                                                      ------------
U.S. TREASURY NOTES--7.4%
  U.S. Treasury Notes 5.375%, 1/31/00.............  AAA        8,000     7,980,959
  U.S. Treasury Notes 5.50%, 2/29/00..............  AAA        7,000     6,998,319
  U.S. Treasury Notes 5.50%, 1/31/03..............  AAA        5,300     5,292,103
  U.S. Treasury Notes 5.75%, 4/30/03..............  AAA        1,250     1,261,137
  U.S. Treasury Notes 5.50%, 2/15/08..............  AAA        2,275     2,271,724
                                                                      ------------
                                                                        23,804,242
                                                                      ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $24,829,470).....................................    24,875,752
                                                                      ------------
AGENCY MORTGAGE-BACKED SECURITIES--0.2%
  GNMA 6.50%, 7/15/28 (g).........................  AAA          600       597,750
                                                                      ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $596,813)........................................       597,750
                                                                      ------------
MUNICIPAL BONDS--4.4%
CALIFORNIA--2.0%
  California State Department Water Resources
    Revenue Series S 5%, 12/1/29..................  AA           325       316,062
  Kern County Pension Obligation Revenue Taxable
    7.26%, 8/15/14................................  AAA        1,700     1,867,875
  Long Beach Pension Obligation Revenue Taxable
    6.87%, 9/1/06 (f).............................  AAA          950       992,750
  Los Angeles County Public Works Lease Revenue PJ
    V-B 5.125%, 12/1/29...........................  AAA          495       487,882
  San Bernardino County Pension Obligation Revenue
    Taxable 6.87%, 8/1/08.........................  AAA          455       477,181
  San Bernardino County Pension Obligation Revenue
    Taxable 6.94%, 8/1/09.........................  AAA        1,240     1,309,750

                                                    STANDARD   PAR
                                                    & POOR'S  VALUE
                                                     RATING   (000)      VALUE
                                                    --------  ------  ------------
CALIFORNIA--CONTINUED
  Ventura County Pension Obligation Taxable 6.54%,
    11/1/05.......................................  AAA       $1,100  $  1,127,500
                                                                      ------------
                                                                         6,579,000
                                                                      ------------
FLORIDA--1.6%
  Florida State Department of Transportation
    Series A 5%, 7/1/27...........................  AA+          400       390,500
  Miami Beach Pension Obligation Revenue Taxable
    8.60%, 9/1/21.................................  AAA        3,600     4,090,500
  University of Miami Exchangeable Revenue Series
    A Taxable 7.65%, 4/1/20.......................  AAA          595       635,163
                                                                      ------------
                                                                         5,116,163
                                                                      ------------
MASSACHUSETTS--0.1%
  Massachusetts State Water Authority Revenue
    Series D 5%, 8/1/24 (f).......................  AAA          400       389,000
                                                                      ------------
NEW YORK--0.4%
  New York State Dormitory Authority Revenue
    Taxable 6.90%, 4/1/03.........................  BBB+         600       615,000
  New York State Environmental Facilities Corp.
    Revenue Taxable 6.70%, 3/15/08................  AAA          600       624,000
                                                                      ------------
                                                                         1,239,000
                                                                      ------------
TEXAS--0.1%
  Houston Water & Sewer System Revenue Refunding,
    Jr. Lien, Series D 5%, 12/1/25................  AAA          495       483,244
                                                                      ------------
WASHINGTON--0.2%
  Washington State Series E 5%, 7/1/22............  AA+          495       485,100
                                                                      ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $13,737,462).....................................    14,291,507
                                                                      ------------
ASSET-BACKED SECURITIES--1.7%
  AESOP Funding II LLC 97-1, A2 144A 6.40%,
    10/20/03 (d)..................................  AAA        1,600     1,627,000

2                      See Notes to Financial Statements

PHOENIX STRATEGIC ALLOCATION FUND, INC.
------------------------------------------------------

                                                    STANDARD   PAR
                                                    & POOR'S  VALUE
                                                     RATING   (000)      VALUE
                                                    --------  ------  ------------
ASSET-BACKED SECURITIES--CONTINUED
  Capita Equipment Receivables Trust 97-1, B
    6.45%, 8/15/02................................  A+         $ 600  $    607,687
  Chase Credit Card Master Trust 97-2, A 6.30%,
    4/15/03.......................................  AAA        1,500     1,516,950
  Fleetwood Credit Corp. Grantor Trust 96-B, A
    6.90%, 3/15/12................................  AAA          620       626,875
  Green Tree Financial Corp. 96-2, M1 7.60%,
    4/15/27.......................................  AA-        1,150     1,208,578
                                                                      ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $5,476,337)......................................     5,587,090
                                                                      ------------
CORPORATE BONDS--2.9%
BANKS (MONEY CENTER)--0.4%
  First Union Corp. 6.40%, 4/1/08.................  A-         1,300     1,304,875
                                                                      ------------
COMPUTERS (SOFTWARE & SERVICES)--0.5%
  Computer Associates International 144A 6.375%,
    4/15/05 (d)...................................  A-           925       930,781
  Equifax, Inc. 6.30%, 7/1/05.....................  A-           550       545,875
                                                                      ------------
                                                                         1,476,656
                                                                      ------------
CONSUMER FINANCE--0.1%
  Ford Motor Credit Co. 6%, 1/14/03...............  A            480       477,000
                                                                      ------------
HEALTH CARE (DIVERSIFIED)--0.7%
  McKesson Corp. 6.40%, 3/1/08....................  A-         1,300     1,295,125
  Tenet Healthcare Corp 144A 8.125%, 12/1/08
    (d)...........................................  BB-          900       906,750
                                                                      ------------
                                                                         2,201,875
                                                                      ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.2%
  Boston Scientific Corp. 6.625%, 3/15/05.........  A-           650       645,937
                                                                      ------------
INVESTMENT BANKING/BROKERAGE--0.2%
  Merrill Lynch & Co. 6%, 2/12/03.................  AA-          650       647,563
                                                                      ------------
MANUFACTURING (DIVERSIFIED)--0.2%
  Tyco International Group 6.375%, 6/15/05........  A-           750       750,938
                                                                      ------------
PAPER & FOREST PRODUCTS--0.1%
  Buckeye Cellulose Corp. 9.25%, 9/15/08..........  BB-          350       368,375
                                                                      ------------
RETAIL (FOOD CHAINS)--0.2%
  Meyer (Fred), Inc. 7.45%, 3/1/08................  BB+          525       528,281
                                                                      ------------
                                                    STANDARD   PAR
                                                    & POOR'S  VALUE
                                                     RATING   (000)      VALUE
                                                    --------  ------  ------------

TELEPHONE--0.1%
  Century Telephone Enterprises 6.30%, 1/15/08....  BBB+       $ 450  $    445,500
                                                                      ------------
TRUCKS & PARTS--0.2%
  Cummins Engine, Inc. 6.45%, 3/1/05..............  BBB+         475       479,156
                                                                      ------------
TOTAL CORPORATE BONDS
  (Identified cost $9,281,296)......................................     9,326,156
                                                                      ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--3.2%
  CS First Boston Mortgage Securities Corp.
    95-AEW1, B 7.182%, 11/25/27...................  AA-        1,775     1,789,977
  First Union-Lehman Bros. 97-C1, B 7.43%,
    4/18/07.......................................   Aa(c)       600       639,000
  G.E. Capital Mortgage Services, Inc. 96-8, M
    7.25%, 5/25/26................................  AA           246       252,612
  Lehman Large Loan 97-LL1, B 6.95%, 3/12/07......  AA           725       754,227
  Nationslink Funding Corp. 96-1, B 7.69%,
    12/20/05......................................  AA           325       346,226
  Navistar Financial Corp. Owner Trust 98-A, A
    5.94%, 11/15/04...............................  AAA          974       974,435
  Residential Asset Securitization Trust 96-A8, A1
    8%, 12/25/26..................................  AAA          391       393,001
  Residential Funding Mortgage Securities I 96-S1,
    A11 7.10%, 1/25/26............................  AAA        1,500     1,526,484
  Residential Funding Mortgage Securities I 96-S4,
    M1 7.25%, 2/25/26.............................  AA           489       499,297
  Structured Asset Securities Corp. 93-C1, B
    6.60%, 10/25/24...............................  A+         1,275     1,266,737
  Structured Asset Securities Corp. 95-C4, B 7%,
    6/25/26.......................................  AA         1,850     1,867,922
                                                                      ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $10,115,652).....................................    10,309,918
                                                                      ------------
FOREIGN GOVERNMENT SECURITIES--2.6%
ARGENTINA--0.3%
  Republic of Argentina Bearer 6.625%, 3/31/05
    (e)...........................................  BB           789       697,330
  Republic of Argentina 9.75%, 9/19/27............  BB           340       314,925
                                                                      ------------
                                                                         1,012,255
                                                                      ------------

                       See Notes to Financial Statements                       3

PHOENIX STRATEGIC ALLOCATION FUND, INC.
------------------------------------------------------

                                                    STANDARD   PAR
                                                    & POOR'S  VALUE
                                                     RATING   (000)      VALUE
                                                    --------  ------  ------------
BRAZIL--0.2%
  Republic of Brazil NMB-L 6.688%, 4/15/09 (e)....  BB-        $ 875  $    668,281
                                                                      ------------
BULGARIA--0.1%
  Republic of Bulgaria FLIRB Series A Bearer Euro
    2.25%, 7/28/12 (e)............................  B            580       358,150
                                                                      ------------
COLOMBIA--0.2%
  Republic of Colombia 7.25%, 2/23/04.............  BBB-         750       693,750
                                                                      ------------
CROATIA--0.3%
  Croatia Series B 6.50%, 7/31/06 (e).............  BBB-         370       334,650
  Croatia Series A 6.50%, 7/31/10 (e).............  BBB-         420       365,400
                                                                      ------------
                                                                           700,050
                                                                      ------------
ECUADOR--0.1%
  Ecuador Bearer PDI Euro, PIK interest
    capitalization 6.625%, 2/27/15 (e)............    B(c)       618       355,884
                                                                      ------------
KOREA--0.2%
  Republic of Korea 8.875%, 4/15/08...............  BB+          735       672,525
                                                                      ------------
MEXICO--0.3%
  United Mexican States Global Bond 11.50%,
    5/15/26.......................................  BB           870       990,495
                                                                      ------------
PANAMA--0.2%
  Republic of Panama 8.875%, 9/30/27..............  BB+          715       675,854
                                                                      ------------
PERU--0.1%
  Peru PDI 4%, 3/7/17 (e).........................  BB           540       334,125
                                                                      ------------
POLAND--0.3%
  Poland PDI Bearer 4%, 10/27/14 (e)..............  BBB-       1,125     1,014,961
                                                                      ------------
RUSSIA--0.2%
  Russia IAN Series U.S. 144A 6.625%, 12/15/15
    (d)(e)........................................  NR           524       291,736
  Russia Principal Loan 6.625%, 12/15/20 (e)......  NR           550       261,250
                                                                      ------------
                                                                           552,986
                                                                      ------------
VENEZUELA--0.1%
  Republic of Venezuela 9.25%, 9/15/27............  B+           395       306,816
                                                                      ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $8,588,330)......................................     8,336,132
                                                                      ------------
                                                    STANDARD   PAR
                                                    & POOR'S  VALUE
                                                     RATING   (000)      VALUE
                                                    --------  ------  ------------
FOREIGN CORPORATE BONDS--0.6%
ARGENTINA--0.0%
  Movicom 144A, 9.25%, 5/8/08 (d).................  BBB-        $200  $    192,000
                                                                      ------------
CHILE--0.2%
  Compania Sud Americana de Vapores SA 7.375%,
    12/08/03......................................  BBB          200       194,000
  Petropower I Funding Trust 144A, 7.36%, 2/15/14
    (d)...........................................  BBB          500       453,160
                                                                      ------------
                                                                           647,160
                                                                      ------------
JAPAN--0.4%
  IBJ Preferred Capital Co. LLC 144A 8.79%,
    12/29/49 (d)(e)...............................   Baa(c)      620       567,608
  SB Treasury Co. LLC 144A 9.40%, 12/29/49
    (d)(e)........................................  BBB-         620       611,089
                                                                      ------------
                                                                         1,178,697
                                                                      ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $2,141,185)......................................     2,017,857
                                                                      ------------

                                                              SHARES
                                                             --------
COMMON STOCKS--67.8%
AEROSPACE/DEFENSE--0.7%
  Boeing Co..............................................     52,200      2,326,162
                                                                       ------------
BANKS (MAJOR REGIONAL)--3.0%
  Banc One Corp..........................................     39,320      2,194,547
  BankBoston Corp........................................     30,400      1,691,000
  Mellon Bank Corp.......................................     27,300      1,900,762
  U.S. Bancorp...........................................     87,700      3,771,100
                                                                       ------------
                                                                          9,557,409
                                                                       ------------
BANKS (MONEY CENTER)--2.8%
  BankAmerica Corp.......................................     34,500      2,982,094
  Citicorp...............................................     10,100      1,507,425
  First Chicago NBD Corp.................................     25,000      2,215,625
  NationsBank Corp.......................................     32,400      2,478,600
                                                                       ------------
                                                                          9,183,744
                                                                       ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--3.0%
  CBS Corp. (b)..........................................    111,400      3,536,950
  Capstar Broadcasting Corp. (b).........................     15,800        396,975
  Chancellor Media Corp. (b).............................     54,700      2,716,197
  Clear Channel Communications, Inc. (b).................     26,700      2,913,637
                                                                       ------------
                                                                          9,563,759
                                                                       ------------
CHEMICALS (DIVERSIFIED)--1.2%
  Monsanto Co............................................     69,200      3,866,550
                                                                       ------------

4                      See Notes to Financial Statements

PHOENIX STRATEGIC ALLOCATION FUND, INC.
------------------------------------------------------

                                                              SHARES      VALUE
                                                             --------  ------------
COMPUTERS (HARDWARE)--4.1%
  Compaq Computer Corp...................................     73,400   $  2,082,725
  International Business Machines Corp...................     97,300     11,171,256
                                                                       ------------
                                                                         13,253,981
                                                                       ------------
COMPUTERS (NETWORKING)--0.9%
  Cisco Systems, Inc. (b)................................     29,700      2,734,256
                                                                       ------------
COMPUTERS (PERIPHERALS)--0.6%
  EMC Corp. (b)..........................................     39,500      1,770,094
                                                                       ------------
COMPUTERS (SOFTWARE & SERVICES)--5.8%
  America Online, Inc. (b)...............................     15,000      1,590,000
  BMC Software, Inc. (b).................................     64,500      3,349,969
  Comdisco, Inc..........................................     30,000        570,000
  Computer Associates International, Inc.................     76,900      4,272,756
  Compuware Corp. (b)....................................     86,800      4,437,650
  Edwards (J.D.) & Co. (b)...............................     37,500      1,610,156
  Microsoft Corp. (b)....................................     13,700      1,484,737
  Sterling Commerce, Inc. (b)............................     26,600      1,290,100
                                                                       ------------
                                                                         18,605,368
                                                                       ------------
CONSUMER FINANCE--1.4%
  Household International, Inc...........................     32,700      1,626,825
  MBNA Corp..............................................     84,100      2,775,300
                                                                       ------------
                                                                          4,402,125
                                                                       ------------
CONTAINERS (METAL & GLASS)--0.4%
  Owens-Illinois, Inc. (b)...............................     30,700      1,373,825
                                                                       ------------
DISTRIBUTORS (FOOD & HEALTH)--0.9%
  Cardinal Health, Inc...................................     32,500      3,046,875
                                                                       ------------
ELECTRICAL EQUIPMENT--1.2%
  General Electric Co....................................     43,900      3,994,900
                                                                       ------------
ELECTRONICS (INSTRUMENTATION)--0.3%
  Linear Technology Corp.................................     15,300        922,781
                                                                       ------------
ELECTRONICS (SEMICONDUCTORS)--1.0%
  Intel Corp.............................................     41,600      3,083,600
                                                                       ------------
ENTERTAINMENT--1.8%
  Liberty Media Group (b)................................    102,450      3,976,341
  Walt Disney Co. (The)..................................     18,800      1,975,175
                                                                       ------------
                                                                          5,951,516
                                                                       ------------
FINANCIAL (DIVERSIFIED)--1.1%
  FHLMC..................................................     73,700      3,468,506
                                                                       ------------
HEALTH CARE (DIVERSIFIED)--3.4%
  Bristol-Myers Squibb Co................................     49,400      5,677,912
  Warner-Lambert Co......................................     77,400      5,369,625
                                                                       ------------
                                                                         11,047,537
                                                                       ------------
                                                              SHARES      VALUE
                                                             --------  ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.9%
  Pfizer, Inc............................................     44,200   $  4,803,987
  Schering-Plough Corp...................................     56,000      5,131,000
  Watson Pharmaceuticals, Inc. (b).......................     59,700      2,787,244
                                                                       ------------
                                                                         12,722,231
                                                                       ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--1.6%
  HBO & Co...............................................    150,600      5,308,650
                                                                       ------------
HEALTH CARE (LONG TERM CARE)--0.9%
  HEALTHSOUTH Corp. (b)..................................    114,400      3,053,050
                                                                       ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.2%
  Medtronic, Inc.........................................     62,800      4,003,500
                                                                       ------------
HOUSEHOLD PRODUCTS (NON-DURABLES)--1.6%
  Colgate-Palmolive Co...................................     33,200      2,921,600
  Procter & Gamble Co....................................     25,400      2,312,987
                                                                       ------------
                                                                          5,234,587
                                                                       ------------
INSURANCE (LIFE/HEALTH)--0.4%
  UNUM Corp..............................................     20,600      1,143,300
                                                                       ------------
INSURANCE (MULTI-LINE)--1.8%
  American International Group, Inc......................     23,300      3,401,800
  ReliaStar Financial Corp...............................     25,400      1,219,200
  Travelers Group, Inc...................................     18,300      1,109,438
                                                                       ------------
                                                                          5,730,438
                                                                       ------------
INSURANCE (PROPERTY-CASUALTY)--0.7%
  Allstate Corp..........................................     22,800      2,087,625
                                                                       ------------
MANUFACTURING (DIVERSIFIED)--1.6%
  Thermo Electron Corp. (b)..............................     30,400      1,039,300
  Tyco International Ltd.................................     68,400      4,309,200
                                                                       ------------
                                                                          5,348,500
                                                                       ------------
OIL & GAS (DRILLING & EQUIPMENT)--2.8%
  Cooper Cameron Corp. (b)...............................     16,900        861,900
  Diamond Offshore Drilling, Inc.........................     16,900        676,000
  Global Industries, Ltd. (b)............................     28,800        486,000
  Halliburton Co.........................................     42,200      1,880,538
  Schlumberger Ltd.......................................     50,800      3,470,275
  Transocean Offshore, Inc...............................     35,900      1,597,550
                                                                       ------------
                                                                          8,972,263
                                                                       ------------
OIL & GAS (REFINING & MARKETING)--1.0%
  Tosco Corp.............................................    104,500      3,069,688
                                                                       ------------
RETAIL (BUILDING SUPPLIES)--1.3%
  Home Depot, Inc........................................     49,100      4,078,369
                                                                       ------------
RETAIL (COMPUTERS & ELECTRONICS)--0.4%
  Tandy Corp.............................................     23,100      1,225,744
                                                                       ------------

                       See Notes to Financial Statements                       5

PHOENIX STRATEGIC ALLOCATION FUND, INC.
------------------------------------------------------

                                                              SHARES      VALUE
                                                             --------  ------------
RETAIL (DISCOUNTERS)--0.6%
  Consolidated Stores Corp. (b)..........................     56,000   $  2,030,000
                                                                       ------------
RETAIL (DRUG STORES)--2.8%
  CVS Corp...............................................    112,500      4,380,469
  Rite Aid Corp..........................................    122,600      4,605,163
                                                                       ------------
                                                                          8,985,632
                                                                       ------------
RETAIL (FOOD CHAINS)--2.4%
  Meyer (Fred), Inc. (b).................................     42,260      1,796,050
  Safeway, Inc. (b)......................................    145,500      5,920,031
                                                                       ------------
                                                                          7,716,081
                                                                       ------------
RETAIL (GENERAL MERCHANDISE)--2.1%
  Borders Group, Inc. (b)................................     51,800      1,916,600
  Sears, Roebuck & Co....................................     37,200      2,271,525
  Staples, Inc. (b)......................................     96,750      2,799,703
                                                                       ------------
                                                                          6,987,828
                                                                       ------------
RETAIL (SPECIALTY-APPAREL)--0.5%
  TJX Companies, Inc. (The)..............................     64,600      1,558,475
                                                                       ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--2.1%
  Airtouch Communications, Inc. (b)......................    115,000      6,720,313
                                                                       ------------
TELECOMMUNICATIONS (LONG DISTANCE)--3.2%
  AT&T Corp..............................................    113,700      6,495,113
  MCI Communications Corp................................     63,500      3,690,938
                                                                       ------------
                                                                         10,186,051
                                                                       ------------
WASTE MANAGEMENT--1.3%
  USA Waste Services, Inc. (b)...........................     86,400      4,266,000
                                                                       ------------
TOTAL COMMON STOCKS
  (Identified cost $198,894,770).....................................   218,581,313
                                                                       ------------
FOREIGN COMMON STOCKS--3.4%
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.4%
  Elan Corp. PLC Sponsored ADR (Ireland) (b).............     21,800      1,402,012
                                                                       ------------
HOUSEHOLD FURN. & APPLIANCES--1.8%
  Royal Philips Electronics NV NY Registered Shares
    (Netherlands)........................................     67,900      5,771,500
                                                                       ------------
                                                              SHARES      VALUE
                                                             --------  ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.4%
  Telefonaktiebolaget LM Ericsson Sponsored ADR
    (Sweden).............................................     43,000   $  1,230,875
                                                                       ------------
TELEPHONE--0.8%
  Telecomunicacoes Brasileiras SA Sponsored ADR
    (Brazil).............................................     22,800      2,489,475
                                                                       ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $10,971,292)......................................    10,893,862
                                                                       ------------
TOTAL LONG-TERM INVESTMENTS--94.5%
  (Identified cost $284,632,607).....................................   304,817,337
                                                                       ------------

                                                    STANDARD   PAR
                                                    & POOR'S  VALUE
                                                     RATING   (000)
                                                    --------  ------
SHORT-TERM OBLIGATIONS--5.3%
COMMERCIAL PAPER--4.5%
  Potomac Electric Power Co. 5.60%, 7/7/98........  A-1       $4,495     4,490,805
  Du Pont (E. I.) de Nemours & Co. 5.50%,
    7/8/98........................................  A-1+       5,185     5,179,455
  Vermont American Corp. 5.52%, 7/16/98...........  A-1+       1,770     1,765,929
  Asset Securitization Cooperative Corp. 6%,
    8/13/98.......................................  A-1+       2,500     2,480,238
  Beta Finance Corp. Ltd. 5.44%, 9/24/98..........  A-1+         750       740,296
                                                                      ------------
                                                                        14,656,723
                                                                      ------------

FEDERAL AGENCY SECURITIES--0.8%
  FHLB 5.575%, 3/2/99.......................................   2,500     2,502,350
                                                                      ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $17,160,042).....................................    17,159,073
                                                                      ------------

TOTAL INVESTMENTS--99.8%
  (Identified cost $301,792,649)....................................   321,976,410(a)
  Cash and receivables, less liabilities--0.2%                             495,768
                                                                      ------------
NET ASSETS--100.0%..................................................  $322,472,178
                                                                      ------------
                                                                      ------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,737,157 and gross depreciation of $5,668,749 for income tax purposes. At June 30, 1998, the aggregate cost of securities for federal income tax purposes was $301,908,002.
(b)  Non-income producing.
(c)  As rated by Moody's, Fitch, or Duff & Phelps.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, these securities amounted to a value of $5,580,124 or 1.7% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f)  All or a portion segregated as collateral.
(g)  When issued.

6                      See Notes to Financial Statements

Phoenix Strategic Allocation Fund, Inc.
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $301,792,649)                              $  321,976,410
Short-term investments held as collateral
  for loaned securities                                            2,130,951
Receivables
  Investment securities sold                                       2,806,117
  Interest and dividends                                           1,442,262
  Fund shares sold                                                   103,287
                                                              --------------
    Total assets                                                 328,459,027
                                                              --------------
LIABILITIES
Payables
  Custodian                                                          117,389
  Investment securities purchased                                  2,961,686
  Collateral on securities loaned                                  2,130,951
  Fund shares repurchased                                            220,387
  Investment advisory fee                                            171,148
  Transfer agent fee                                                 123,870
  Distribution fee                                                    72,532
  Financial agent fee                                                 20,587
  Directors' fee                                                       8,488
Accrued Expenses                                                     159,811
                                                              --------------
    Total Liabilities                                              5,986,849
                                                              --------------
NET ASSETS                                                    $  322,472,178
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of common stock                     $  278,340,971
Undistributed net investment income                                  338,081
Accumulated net realized gain                                     23,609,365
Net unrealized appreciation                                       20,183,761
                                                              --------------
NET ASSETS                                                    $  322,472,178
                                                              --------------
                                                              --------------

CLASS A
Shares of common stock, $1 par value,
  50,000,000 shares authorized
  (Net Assets $311,333,745)                                       18,956,444

Net asset value per share                                             $16.42
Offering price per share
  $16.42/(1-4.75%)                                                    $17.24

CLASS B
Shares of common stock, $1 par value,
  50,000,000 shares authorized
  (Net Assets $11,138,433)                                           684,137

Net asset value and offering price per share                          $16.28

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   3,862,802
Dividends                                                           797,698
Security lending                                                     23,819
                                                              -------------
    Total investment income                                       4,684,319
                                                              -------------

EXPENSES
Investment advisory fee                                           1,042,119
Distribution fee--Class A                                           387,212
Distribution fee--Class B                                            54,411
Financial agent fee                                                  82,298
Transfer agent                                                      241,157
Printing                                                             64,472
Professional                                                         23,284
Custodian                                                            22,504
Registration                                                         18,095
Directors                                                            10,969
Miscellaneous                                                         7,797
                                                              -------------
    Total expenses                                                1,954,318
                                                              -------------
NET INVESTMENT INCOME                                             2,730,001
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                  23,937,367
Net change in unrealized appreciation (depreciation) on
  investments                                                     4,219,697
                                                              -------------

NET GAIN ON INVESTMENTS                                          28,157,064
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  30,887,065
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements                       7

PHOENIX STRATEGIC ALLOCATION FUND, INC.
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                          JUNE 30, 1998        YEAR ENDED
                                                                                           (UNAUDITED)      DECEMBER 31, 1997
                                                                                        -----------------  -------------------
FROM OPERATIONS
  Net investment income                                                                  $     2,730,001     $     5,377,989
  Net realized gain                                                                           23,937,367          55,056,093
  Net change in unrealized appreciation (depreciation)                                         4,219,697             166,401
                                                                                        -----------------  -------------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            30,887,065          60,600,483
                                                                                        -----------------  -------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                                              (2,773,915)         (5,272,416)
  Net investment income--Class B                                                                 (63,188)           (110,138)
  Net realized gains--Class A                                                                 (7,214,496)        (50,054,070)
  Net realized gains--Class B                                                                   (259,410)         (1,756,759)
                                                                                        -----------------  -------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (10,311,009)        (57,193,383)
                                                                                        -----------------  -------------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (1,435,352 and 609,276 shares, respectively)                  23,408,205          10,117,463
  Net asset value of shares issued from reinvestment of distributions
    (528,650 and 3,143,046 shares, respectively)                                               8,553,554          47,891,238
  Cost of shares repurchased (3,007,522 and 3,705,438 shares, respectively)                  (49,037,986)        (62,577,057)
                                                                                        -----------------  -------------------
Total                                                                                        (17,076,227)         (4,568,356)
                                                                                        -----------------  -------------------
CLASS B
  Proceeds from sales of shares (42,211 and 85,000 shares, respectively)                         678,590           1,421,465
  Net asset value of shares issued from reinvestment of distributions
    (18,698 and 112,967 shares, respectively)                                                    299,910           1,704,113
  Cost of shares repurchased (91,141 and 105,293 shares, respectively)                        (1,461,232)         (1,781,004)
                                                                                        -----------------  -------------------
Total                                                                                           (482,732)          1,344,574
                                                                                        -----------------  -------------------
  DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                             (17,558,959)         (3,223,782)
                                                                                        -----------------  -------------------
  NET INCREASE IN NET ASSETS                                                                   3,017,097             183,318
NET ASSETS
  Beginning of period                                                                        319,455,081         319,271,763
                                                                                        -----------------  -------------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    OF $338,081 AND $445,183, RESPECTIVELY)                                              $   322,472,178     $   319,455,081
                                                                                        -----------------  -------------------
                                                                                        -----------------  -------------------

8                      See Notes to Financial Statements

Phoenix Strategic Allocation Fund, Inc.
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                    -------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                      6/30/98                       YEAR ENDED DECEMBER 31,
                                                    (UNAUDITED)     1997        1996        1995         1994         1993
                                                    -----------   ---------   ---------   ---------   -----------   ---------
Net asset value, beginning of period                 $  15.43     $  15.52    $  15.98    $  14.82     $  15.48     $  14.89
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income                                  0.15         0.30        0.31        0.45         0.34         0.06(2)
  Net realized and unrealized gain (loss)                1.38         2.81        1.10        2.22        (0.69)        1.49
                                                    -----------   ---------   ---------   ---------   -----------   ---------
    TOTAL FROM INVESTMENT OPERATIONS                     1.53         3.11        1.41        2.67        (0.35)        1.55
                                                    -----------   ---------   ---------   ---------   -----------   ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.15)       (0.30)      (0.29)      (0.52)       (0.31)       (0.11)
  Dividends from net realized gains                     (0.39)       (2.90)      (1.58)      (0.99)      (0.001)       (0.85)
                                                    -----------   ---------   ---------   ---------   -----------   ---------
    TOTAL DISTRIBUTIONS                                 (0.54)       (3.20)      (1.87)      (1.51)      (0.311)       (0.96)
                                                    -----------   ---------   ---------   ---------   -----------   ---------
Change in net asset value                                0.99        (0.09)      (0.46)       1.16        (0.66)        0.59
                                                    -----------   ---------   ---------   ---------   -----------   ---------
NET ASSET VALUE, END OF PERIOD                       $  16.42     $  15.43    $  15.52    $  15.98     $  14.82     $  15.48
                                                    -----------   ---------   ---------   ---------   -----------   ---------
                                                    -----------   ---------   ---------   ---------   -----------   ---------
Total return(1)                                          9.97%(4)    20.68%       8.78%      18.23%       (2.26)%      10.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $311,334     $308,524    $309,678    $361,526     $335,177     $370,440
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     1.19%(3)     1.17%       1.21%       1.21%        1.24%        1.29%
  Net investment income                                  1.73%(3)     1.68%       1.78%       2.67%        2.18%        1.26%
Portfolio turnover                                        103%(4)      355%        275%        184%         225%         246%

                                                                               CLASS B
                                                    -------------------------------------------------------------
                                                    SIX MONTHS                                           FROM
                                                       ENDED                                           INCEPTION
                                                      6/30/98          YEAR ENDED DECEMBER 31,        10/24/94 TO
                                                    (UNAUDITED)     1997        1996        1995       12/31/94
                                                    -----------   ---------   ---------   ---------   -----------
Net asset value, beginning of period                 $  15.30     $  15.43    $  15.89    $  14.79     $  14.98
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income                                  0.08         0.18        0.19        0.30(2)      0.07
  Net realized and unrealized gain (loss)                1.39         2.77        1.09        2.22        (0.09)
                                                    -----------   ---------   ---------   ---------   -----------
    TOTAL FROM INVESTMENT OPERATIONS                     1.47         2.95        1.28        2.52        (0.02)
                                                    -----------   ---------   ---------   ---------   -----------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.10)       (0.18)      (0.16)      (0.43)       (0.17)
  Dividends from net realized gains                     (0.39)       (2.90)      (1.58)      (0.99)          --
                                                    -----------   ---------   ---------   ---------   -----------
    TOTAL DISTRIBUTIONS                                 (0.49)       (3.08)      (1.74)      (1.42)       (0.17)
                                                    -----------   ---------   ---------   ---------   -----------
Change in net asset value                                0.98        (0.13)      (0.46)       1.10        (0.19)
                                                    -----------   ---------   ---------   ---------   -----------
NET ASSET VALUE, END OF PERIOD                       $  16.28     $  15.30    $  15.43    $  15.89     $  14.79
                                                    -----------   ---------   ---------   ---------   -----------
                                                    -----------   ---------   ---------   ---------   -----------
Total return(1)                                          9.62%(4)    19.74%       7.95%      17.31%       (0.12)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $11,138      $10,931      $9,594      $8,046       $1,328
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     1.94%(3)     1.92%       1.96%       1.97%        2.26%(3)
  Net investment income                                  0.98%(3)     0.92%       1.01%       1.88%        1.74%(3)
Portfolio turnover                                        103%(4)      355%        275%        184%         225%

(1) Maximum sales load is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized
(4) Not annualized
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                       See Notes to Financial Statements                       9

PHOENIX STRATEGIC ALLOCATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Strategic Allocation Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to achieve the highest total return consistent with reasonable risk by investing in stocks, bonds and money market instruments. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Directors.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund does not amortize premiums but does amortize discounts using the effective interest method. Realized gains or losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid the imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. OPTIONS:

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

PHOENIX STRATEGIC ALLOCATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED) (CONTINUED)

G. LOAN AGREEMENTS:

  The Fund may invest in direct debt instruments which are interests in amounts owned by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

H. SECURITY LENDING:

  The Fund loans securities to qualified brokers through an agreement with State Street Bank and Trust Company (State Street). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At June 30, 1998, the Fund had loaned securities with a market value of $5,453,749 and received collateral of $5,577,732.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

NOTE 2. INVESTMENT ADVISORY FEES AND
RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Investment Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.65% of the average daily net assets of the Fund for the first $1 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $10,306 for Class A shares and deferred sales charges of $11,299 for Class B shares for the six months ended June 30, 1998. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the six months ended June 30, 1998, $95,319 was retained by the Distributor, $320,659 was paid to unaffiliated participants and $25,645 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services through May 31, 1998 at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee applied. Effective June 1, 1998, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimums and waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 1998, transfer agent fees were $241,157 of which PEPCO retained $86,835 which is net of the fees paid to State Street.

  At June 30, 1998, PHL and affiliates held 62 Class A shares and 10,296 Class B shares of the Fund with a combined value of $168,634.

NOTE 3. PURCHASES AND SALES OF SECURITIES

  During the six months ended June 30, 1998, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $225,222,454 and $252,244,035, respectively. Purchases and sales of long-term

PHOENIX STRATEGIC ALLOCATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED) (CONTINUED)

U.S. Government and agency securities amounted to $59,982,019 and $44,455,745, respectively.

NOTE 4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

PHOENIX STRATEGIC ALLOCATION FUND, INC.
101 Munson Street
Greenfield, Massachusetts 01301

DIRECTORS
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary and Clerk

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

HOW TO CONTACT US
Toll-Free Numbers
The Fund Connection        1-800-243-1574
Customer Service           1-800-243-1574 (option 0)
Investment Strategy
 Hotline                   1-800-243-4361 (option 2)
Marketing Department       1-800-243-4361 (option 3)
Text Telephone             1-800-243-1926

World Wide Web address:
www.phoenixinvestments.com

Phoenix Funds                                           ---------------
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Enfield CT 06083-2200
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